Significant Accounting Policies (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of gross holding losses and fair value of held-to-maturity securities

	Carrying Value as of September 30, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value As of September 30, 2022
U.S. Treasury Securities	$115,803,480	$12,715	$-	$115,816,195

	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Treasury Securities	$115,010,543	$2,237	$-	$115,012,390

	Carrying			Fair Value
	Value as of	Gross	Gross	as of
	December 31,	Unrealized	Unrealized	December 31,
	2021	Gains	Losses	2021
U.S. Treasury Securities	$115,010,543	$2,237	$-	$115,012,390

Reconciliation of Net Loss per Common Share

	For the Three Months Ended		For the Three Months Ended
	September 30, 2022		September 30, 2021
	Class A ordinary shares subject to possible redemption	Non-redeemable Cass A and Class B ordinary shares	Class A ordinary shares subject to possible redemption	Non-redeemable Cass A and Class B ordinary shares
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(537,159)	$(139,661)	$-	$(43,886)

Denominator:
Weighted-average shares outstanding	11,500,000	2,990,000	-	2,500,000
Basic and diluted net loss per share	$(0.05)	$(0.05)	$-	$(0.02)

	For the Nine Months Ended		For the Period from April 16, 2021 (inception) through
	September 30, 2022		September 30, 2021
	Class A ordinary shares subject to possible redemption	Non-redeemable Cass A and Class B ordinary shares	Class A ordinary shares subject to possible redemption	Non-redeemable Cass A and Class B ordinary shares
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(724,939)	$(188,484)	$-	$(50,293)

Denominator:
Weighted-average shares outstanding	11,500,000	2,990,000	-	2,500,000
Basic and diluted net loss per share	$(0.06)	$(0.06)	$-	$(0.02)

For the period from
April 16, 2021
(Inception) to
December 31, 2021
Redeemable Class A Ordinary Share
Net loss allocable to Redeemable Class A Ordinary Share	$(132,127)
Basic and diluted weighted average shares outstanding, Redeemable Class A ordinary share	3,450,000
Basic and diluted net loss per ordinary share	$(0.04)
Non-Redeemable Class A and Class B Ordinary Share
Net loss allocable to Non-Redeemable Share	$(99,164)
Denominator: Weighted Average Non-Redeemable share
Basic and diluted weighted average shares outstanding	2,589,308
Basic and diluted net loss per ordinary share	$(0.04)

Summary of reconciliation ordinary shares subject to possible redemption reflected on the balance sheet

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,750,000)
Ordinary share issuance costs	(11,284,247)
Plus:
Remeasurement adjustment of carrying value to redemption value	17,034,247
Ordinary shares subject to possible redemption at December 31, 2021	115,000,000
Plus:
Accretion of carrying value to redemption value	803,480
Ordinary shares subject to possible redemption at September 30, 2022	115,803,480

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,750,000)
Ordinary share issuance costs	(11,284,247)
Plus:
Remeasurement adjustment of carrying value to redemption value	17,034,247
Ordinary shares subject to possible redemption	$115,000,000